T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 98.8%
COMMUNICATION SERVICES 8.2%
Entertainment 0.1%
Madison Square Garden Sports (1)	28,013	9,004
		9,004
Interactive Media & Services 8.1%
Alphabet, Class A	876,575	252,068
Alphabet, Class C	19,808	5,682
Meta Platforms, Class A	427,377	244,515
		502,265
Total Communication Services		511,269
CONSUMER DISCRETIONARY 11.6%
Broadline Retail 6.4%
Amazon.com (1)	1,911,603	398,130
		398,130
Diversified Consumer Services 0.2%
Service International	146,469	12,085
		12,085
Hotels, Restaurants & Leisure 4.8%
Booking Holdings	5,141	21,645
Chipotle Mexican Grill (1)	288,805	9,244
DoorDash, Class A (1)	290,084	43,556
Hilton Worldwide Holdings	76,022	23,117
Marriott International, Class A	38,141	12,475
Starbucks	981,091	87,896
Yum! Brands	651,768	101,337
		299,270
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Class B	207,109	10,940
		10,940
Total Consumer Discretionary		720,425
CONSUMER STAPLES 3.5%
Beverages 2.4%
Keurig Dr Pepper	5,717,884	150,552
		150,552
Consumer Staples Distribution & Retail 0.6%
U.S. Foods Holding (1)	417,038	38,455
		38,455

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Tobacco 0.5%
Philip Morris International	180,515	29,846
		29,846
Total Consumer Staples		218,853
ENERGY 2.1%
Energy Equipment & Services 0.3%
SLB	421,101	21,640
		21,640
Oil, Gas & Consumable Fuels 1.8%
Canadian Natural Resources	1,425,995	69,489
Chevron	97,071	20,084
ConocoPhillips	163,061	21,524
		111,097
Total Energy		132,737
FINANCIALS 7.1%
Banks 1.7%
JPMorgan Chase	352,645	103,734
		103,734
Capital Markets 1.1%
Blackrock	16,751	16,109
MSCI	39,475	21,277
S&P Global	76,893	32,706
		70,092
Financial Services 2.9%
Mastercard, Class A	177,683	88,781
Visa, Class A	293,733	88,778
		177,559
Insurance 1.4%
Arthur J. Gallagher	195,260	42,289
Ryan Specialty Holdings	157,493	5,314
Willis Towers Watson	142,572	41,446
		89,049
Total Financials		440,434
HEALTH CARE 19.6%
Biotechnology 6.4%
Alnylam Pharmaceuticals (1)	149,361	49,419
Apogee Therapeutics (1)	634,668	53,420
Arcellx (1)	168,402	19,336
Ascendis Pharma, ADR (1)	333,230	76,220
Biogen (1)	95,646	17,535
BioNTech, ADR (1)	282,452	25,104

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
CG Oncology (1)	240,549	16,280
Cytokinetics (1)	1,044,803	68,863
Dyne Therapeutics (1)	347,697	6,304
Erasca (1)	546,449	8,841
Gilead Sciences	157,407	21,938
Kymera Therapeutics (1)	125,023	10,413
Vaxcyte (1)	469,602	27,289
		400,962
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	392,426	40,290
Becton Dickinson & Company	799,129	125,647
		165,937
Health Care Providers & Services 4.2%
Cencora	422,005	132,569
UnitedHealth Group	465,660	126,003
		258,572
Life Sciences Tools & Services 4.9%
Danaher	273,040	51,768
Revvity	835,884	73,232
Thermo Fisher Scientific	105,425	51,820
Waters (1)	342,733	102,066
West Pharmaceutical Services	90,219	22,612
		301,498
Pharmaceuticals 1.4%
Eli Lilly	97,164	89,369
		89,369
Total Health Care		1,216,338
INDUSTRIALS & BUSINESS SERVICES 5.0%
Aerospace & Defense 1.2%
GE Aerospace	188,801	53,576
TransDigm Group	17,173	19,903
		73,479
Commercial Services & Supplies 0.7%
Republic Services	66,660	14,600
Veralto	275,022	24,318
Waste Connections	45,852	7,448
		46,366
Electrical Equipment 0.4%
Acuity	69,981	19,610
AMETEK	34,970	7,496
		27,106

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Machinery 2.2%
Ingersoll-Rand	1,063,440	85,203
ITT	65,376	12,456
Otis Worldwide	193,509	14,916
SPX Technologies (1)	108,615	21,716
		134,291
Professional Services 0.5%
Booz Allen Hamilton	101,714	7,937
Equifax	126,547	22,787
		30,724
Total Industrials & Business Services		311,966
INFORMATION TECHNOLOGY 31.3%
Communications Equipment 0.5%
Arista Networks (1)	140,525	17,254
Ciena (1)	31,350	12,171
		29,425
Semiconductors & Semiconductor Equipment 13.3%
Advanced Micro Devices (1)	680,066	138,346
Broadcom	619,467	191,731
KLA	23,658	34,834
Micron Technology	128,384	43,373
NVIDIA	1,904,692	332,178
Taiwan Semiconductor Manufacturing, ADR	261,446	88,356
		828,818
Software 11.6%
Aurora Innovation (1)	7,304,732	30,095
Bentley Systems, Class B	1,052,728	36,972
Cadence Design Systems (1)	43,488	12,084
Microsoft	1,196,941	443,072
PTC (1)	958,962	136,642
SAP, ADR	120,220	20,583
Tyler Technologies (1)	7,294	2,497
Workday (1)	304,615	39,576
		721,521
Technology Hardware, Storage & Peripherals 5.9%
Apple	1,459,194	370,329
		370,329
Total Information Technology		1,950,093
MATERIALS 0.1%
Construction Materials 0.1%
Vulcan Materials	32,327	8,803
Total Materials		8,803

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 0.1%
Specialized REITs 0.1%
American Tower, REIT	19,560	3,376
Total Real Estate		3,376
UTILITIES 10.2%
Electric Utilities 1.5%
Entergy	138,724	15,587
PPL	2,038,927	77,887
		93,474
Multi-Utilities 8.7%
Ameren	856,835	94,183
CenterPoint Energy	4,948,357	213,571
NiSource	4,252,293	198,412
WEC Energy Group	276,471	32,007
		538,173
Total Utilities		631,647
Total Common Stocks (Cost $6,149,196)		6,145,941
CONVERTIBLE PREFERRED STOCKS 1.1%
INFORMATION TECHNOLOGY 1.1%
Software 1.1%
Waymo, Acquisition Date: 2/2/26, Cost $65,476 (1)(2)(3)	398,478	65,476
Total Information Technology		65,476
Total Convertible Preferred Stocks (Cost $65,477)		65,476
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 3.71% (4)(5)	7,895,332	7,895
Total Short-Term Investments (Cost $7,895)		7,895
Total Investments in Securities 100.0% of Net Assets (Cost $6,222,568)		$6,219,312
Other Assets Less Liabilities 0.0%		1,956
Net Assets 100.0%		$6,221,268

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $65,476 and represents 1.1% of net assets.
(4)	Seven-day yield

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

(5)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$80
Totals	$—#	$—	$80+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 3/31/26
T. Rowe Price Government Reserve Fund	$7,382	¤	¤	$7,895
	Total			$7,895^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $80 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $7,895.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital Appreciation Equity ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$6,145,941	$—	$—	$6,145,941
Convertible Preferred Stocks	—	—	65,476	65,476
Short-Term Investments	7,895	—	—	7,895
Total	$6,153,836	$—	$65,476	$6,219,312
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2026, totaled less than $1,000 for the period ended March 31, 2026.
($000s)	Beginning Balance 12/31/25	Gain (Loss) During Period	Total Purchases	Ending Balance 3/31/26
Investment in Securities
Convertible Preferred Stocks	$—	$—	$65,476	$65,476
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1072-054Q1
03/26